CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Capital Disclosures
Accounts payable and accrued liabilities	$ 2,700	$ 1,900
Lease liability current	50
Current assets	7,500	13,700
Shareholders' equity attributable to owners	$ 32,000	$ 76,000